Investee Companies and Other Investments (Pumped Storage Projects) (Narrative) (Details) € in Thousands, ₪ in Thousands		1 Months Ended			6 Months Ended		12 Months Ended
	Feb. 11, 2021 EUR (€)	Apr. 30, 2021 EUR (€)	Feb. 11, 2021 EUR (€)	Jan. 31, 2021	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 ILS (₪)	Dec. 31, 2020	Jun. 30, 2021 ILS (₪)	Feb. 11, 2021 ILS (₪)
Manara Pumped Storage Project [Member]
Disclosure of subsidiaries [line items]
Period of conditional tariff approval received							20 years
Expected construction period					62 months 15 days	62 months 15 days
Borrowings	€ 305,000		€ 305,000		€ 56,830			₪ 220,209	₪ 1,180,000
Percentage of subsidiary owned	83.333%			75.00%
Amount Of Outstanding		€ 7,616			39,293	₪ 153,741
Transaction Reserve With Non Controlling Interests	€ 961				€ 8,682
Manara Pumped Storage Project [Member] | Tranches One [Member]
Disclosure of subsidiaries [line items]
Interest rate	3.25%		3.25%						3.25%
Interest rate under construction period			2.40%
Loan maturity			19.5
Manara Pumped Storage Project [Member] | Tranches Two [Member]
Disclosure of subsidiaries [line items]
Interest rate	4.35%		4.35%						4.35%
Interest rate under construction period			3.90%
Loan maturity			12
Sheva Mizrakot [Member]
Disclosure of subsidiaries [line items]
Percentage of subsidiary owned	33.00%